Share-Based Compensation - Summary of NES Activities under 2006 and 2016 Share Incentive Plan (Detail) - $ / shares	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average grant date fair value, Granted	$ 82.75	$ 47.19	$ 22.66
2006 and 2016 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance	631,966	400,000	606,400
Number of NES, Granted	1,485,630	436,016	546,330
Number of NES, Vested	(631,966)	(200,000)	(712,330)
Number of NES, Forfeited	(47,006)	(4,050)	(40,400)
Number of NES, Ending balance	1,438,624	631,966	400,000
Weighted-average grant date fair value, Beginning balance	$ 38.24	$ 18.91	$ 18.55
Number of NES, vested and expect to vest at May 31, 2018	1,438,624
Weighted-average grant date fair value, Granted	$ 82.75	47.19	22.66
Weighted-average grant date fair value, Vested	38.24	18.91	21.39
Weighted-average grant date fair value, Forfeited	82.75	47.19	20.61
Weighted-average grant date fair value, Ending balance	82.75	38.24	18.91
Weighted-average grant date intrinsic value, Beginning balance	38.24	18.91	18.55
Weighted-average grant date intrinsic value, Granted	82.75	47.19	22.66
Weighted-average grant date intrinsic value, Vested	38.24	18.91	21.39
Weighted-average grant date intrinsic value, Forfeited	82.75	47.19	20.61
Weighted-average grant date intrinsic value, Ending balance	$ 82.75	$ 38.24	$ 18.91